Share-based compensation - Summary of the restricted share units (RSU) activity under the 2021 Plan (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Forfeited	(133,879)
Restricted share units (RSU)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractually Granted - Beginning balance	41,011,467	40,496,027
Granted	1,844,186	1,352,854
Vested	(1,813,144)	(837,414)
Contractually Granted - Ending balance	41,042,509	41,011,467
Granted (For Purposes of Measuring Share-based Compensation Expense) - Beginning balance	4,224,507	2,953,061
Granted	6,261,215	(3,111,945)
Vested	(6,349,704)	(1,407,775)
Forfeited	(13,648)	(432,724)
Granted (For Purposes of Measuring Share-based Compensation Expense) - Ending balance	4,122,370	4,224,507